Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments
The carrying amount and fair value of financial instruments at June 30, 2023 and December 31, 2022 were as follows (in thousands):

		June 30, 2023		December 31, 2022
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash, cash equivalents and restricted cash	1	$79,417	$79,417	$127,227	$127,227

Financial liabilities:
Bank loans, net	2	58,276	58,276	64,292	64,292